Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.04	$ 0.04
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	5,675,172	2,675,172
Ordinary shares, shares outstanding	5,675,172	2,675,172